Other Receivables and Prepaid Expenses - Schedule of Other Receivables and Prepaid Expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Receivables and Prepaid Expenses [Abstact]
Rent deposits	$ 33,558	$ 92,754
Prepaid expenses	74,657	60,051
Total	$ 108,215	$ 152,805